Contingencies and lawsuits	12 Months Ended
Dec. 31, 2025
Contingencies And Lawsuits
Contingencies and lawsuits

Public Tender for the Sale of Shares of Compañía Inversora en Transmisión Eléctrica S.A. (“Citelec S.A.”)

Since late 2023, the Argentine Republic has initiated a process of deregulation of the oil and gas sector through the enactment of decrees and legislation, including the “Ley Bases” and related regulations. Within this framework, the privatization of the assets of ENARSA (“Energía Argentina S.A.”) was established. ENARSA is a state-owned energy company primarily engaged in the exploration and production of solid, liquid and gaseous hydrocarbons; the transportation, storage, commercialization and industrialization of such products; the transportation and distribution of natural gas; and the generation, transmission, distribution and sale of electricity.

In December 2025, the Ministry of Economy, through Resolution No. 2090/2025, approved the tender for the sale of 38,771 Class A shares, 236,054,194 Class B shares and 41,663,466 Class C shares held by ENARSA in Citelec S.A., representing 50% of its share capital. Citelec S.A. is a holding company that controls 52.65% of the share capital of Transener S.A. The offer has a minimum price of USD 206,200,000 and must comply with certain technical requirements.

On April 14, 2026, the Company submitted a binding offer for the shares of Citelec S.A. and, if awarded, expects to use part of the funds committed in such offer to invest in those shares.

Additionally, the Company is evaluating the acquisition of other energy assets within the framework of the energy transition and its strategic plan for diversification, expansion and capitalization on opportunities in the energy sector, with the aim of strengthening its position in the energy industry and achieving long-term growth opportunities. This includes the potential acquisition—directly or indirectly—of businesses in the energy, electricity transmission and hydrocarbons sectors, including complementary assets in the commercialization, refining and/or distribution (downstream) of hydrocarbons, oil and its derivatives, as well as the distribution and commercialization of natural gas, enabling the integration of businesses within the context of the energy transition and sustainable mobility.

Note	8 | Contingencies and lawsuits

The Company has contingencies and is a party to lawsuits that arise from labor, civil and commercial complaints that relate to atomized legal actions for individual non-significant amounts, which in the Company’s opinion are likely to result in an outflow of resources, and for which a provision in the amount of $ 48,509 has been recorded as of December 31, 2025.

Furthermore, there are significant judicial processes whose outcome, depending on the evidence produced in the cases and based on the legal advisors’ assessment, is uncertain. These judicial processes are detailed below:

- Legal action brought by Consumidores Financieros Asociación Civil Para Su Defensa (13563/2009)

In March 2010, Consumidores Financieros Asociación Civil Para Su Defensa (“CFD”) brought a class action against the Company and Edesur in National Court of Original Jurisdiction in Federal Administrative Matters No. 2, Clerk’s Office No. 3, seeking the reimbursement of: (i) interest applicable to the payment of energy purchased from the MEM, transferred to customers; (ii) the Value Added Tax (VAT) percentage on that interest, calculated on a taxable base that is allegedly contrary to the Consumer Protection Law; and (iii) the late payment charges calculated at the lending rate published by Banco de la Nación Argentina.

On April 22, 2010, the Company answered the complaint, filing a motion to dismiss for lack of standing, requesting, at such opportunity, that a summons be served upon the Federal Government, the AFIP and the ENRE as third-party defendants.

Prior to the evidentiary period, a review of the procedure by the Tax authorities was ordered in order to issue an opinion on the motion to dismiss for lack of standing filed by edenor. After the procedure was sent back to the court, the motion was rejected. At the time, the Company filed an appeal against such denial.

In 2020, evidence was produced and briefs were submitted, with the Company’s invoking lack of standing and the termination of the action by lapse of time. The rendering of a decision on the motions filed by the Company has been deferred and will be considered when final judgment is rendered. The action brought by ADDUC (which is detailed below) will be considered together with these actions.

In November 2025, the case was “submitted for decision”. However, prior to the rendering of judgment, the revocation of the plaintiff’s legal status was raised by Resolution 956/2025 of the National Undersecretariat of Consumer Defense and Commercial Loyalty; therefore, the Judge held the submission for decision of this case (and the consolidated one 7885/2010) in abeyance (while the validity of that resolution is under consideration) .

At the date of issuance of these consolidated financial statements, this case is pending resolution.

- Legal action brought by Asociación de Defensa de Derechos de Usuarios y Consumidores — ADDUC (7885/2010)

On October 21, 2011, Asociación de Defensa de Derechos de Usuarios y Consumidores (“ADDUC”) brought a class action against the Company requesting: (i) that the Company be ordered to reduce or mitigate the default or late payment interest rates charged to customers; (ii) that the pacts or accords that would have stipulated the interest rates that the Company applies to its customers, as well as the administrative resolutions based on which it justifies the collection of interest be declared non-applicable; and (iii) that interest thus collected be reimbursed.

On April 8, 2014, the Court admitted the motion to dismiss due to the fact that the claims at issue were being litigated in another lawsuit, and ordered that the proceedings be sent to the Court hearing the case entitled “Consumidores Financieros Asociación Civil vs Edesur and Another, for breach of contract”.

Prior to the evidentiary period, a review of the procedure by the Tax authorities was ordered in order to issue an opinion on the motion to dismiss for lack of standing filed by the Company, which was rejected.

The Company filed an appeal, which, on October 16, 2020, the National Court of Appeals in Federal Administrative Matters rejected, confirming the decision of the court of original jurisdiction. The case has been brought to trial.

Based on what is mentioned in the second-to-last paragraph of the aforementioned proceedings (Legal action brought by Consumidores Financieros Asociación Civil Para Su Defensa (13563/2009), at the date of issuance of these consolidated financial statements, the final resolution of this case remains pending.

- Legal action brought by Consumidores Financieros Asociación Civil para su Defensa (“CFD”) (9119/2022)

On May 4, 2021, CFD brought a class action against the Company in the Court having jurisdiction in Administrative and Tax Matters of the City of Buenos Aires, Clerk’s Office No. 3 of the Judicial Management Office in Consumer Relations, claiming damages allegedly caused to customers by virtue of the Agreement on the Regularization of Payment Obligations entered into in 2019 by the Company, the Energy Secretariat and the Electric Power Market and Renewable Resources Secretariat, and claiming the reinstatement of the penalties set forth therein, plus interest, loss of profit or opportunity and punitive damages.

The Company answered the complaint and filed a motion to dismiss for lack of jurisdiction of the local courts. The court admitted the motion to dismiss for lack of jurisdiction and, as a consequence thereof, on January 6, 2022, sent the proceedings to the Court having jurisdiction in Civil and Commercial Federal Matters No. 5 – Clerk’s Office No. 9. At present, the case has been brought to trial. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Legal action brought by the Office of the Ombudsman of the City of Buenos Aires (Court record 30815/2023)

On April 4, 2023, the Ombudsman of the City of Buenos Aires filed a complaint against the Company and Edesur in Court of Original Jurisdiction in Administrative, Tax and Consumer Relations Matters of the City of Buenos Aires No. 25, sole Clerk’s Office, claiming punitive damages adducing deficiency in the information about service interruptions, and requesting the granting of a precautionary measure consisting of the setting up of a workgroup to implement a communication system.

The Company filed an appeal against the precautionary measure, answered the complaint and filed a motion to dismiss for lack of jurisdiction of the local courts. On February 27, 2024, the court admitted the motion to dismiss for lack of jurisdiction. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Legal action brought by Asociación por la Defensa de Usuarios y Consumidores (6818/2017).

In October 2017, ADUC filed a complaint against the Company in Court of Original Jurisdiction in Civil and Commercial Federal Matters No. 2, challenging the regulatory requirements relating to customers who request electricity provision under Tariff 2 (medium demand).

The Company has answered the complaint in due time and in proper form, and, as a result, the issue has been joined. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Legal action brought by the Municipality of La Matanza and other plaintiffs (34213-2024)

In September 2024, the mayor of La Matanza, jointly with Asociación Civil DEUCO (Defensa usuarios y Consumidores) brought an action against edenor in Court in Administrative Matters No. 1 of La Matanza, claiming, as the main question at issue, that the electricity rate schedule in effect be declared unconstitutional, and requesting that a precautionary measure be granted, ordering the suspension of electricity rate increases until a predictable electricity rate system with affordable rates is set forth by the Federal Government. On October 1, 2024, the Court determined that it lacked subject matter jurisdiction, ordering that the case be transferred to the Federal Justice, and issued an interim precautionary measure (“medida precautelar”) directing the defendant to refrain from suspending service provision to the users benefiting from the Social Tariff due to non-payment of the electric bill.

The Company filed an appeal against this interim precautionary measure, and the Local (San Martín) Appellate Court in Administrative Matters upheld the appeal, partially reversing the resolution and directing the Company to inform users about the existence of this legal action if and when service provision is suspended. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Legal action brought by the Municipality of Morón and other plaintiffs (7 4313-2025)

In January 2025, the mayor of Morón jointly with Asociación Civil sin Fines de Lucro Unión Comerciantes Agüero brought an action against edenor in Court in Administrative Matters No. 1 of Morón, claiming, as the main question at issue, that the electricity rate schedule in effect be declared unconstitutional, and requesting the non-application thereof through the granting of a precautionary measure. On January 15, 2025, the Court determined that it lacked subject matter jurisdiction, ordering that the case be transferred to the Federal Justice, and issued an interim precautionary measure (“medida precautelar”) directing the Company to refrain from suspending service provision to the citizens of Morón district due to non-payment of the electric bill.

The Company filed an appeal against this interim precautionary measure, which is pending resolution. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

-  Legal action brought by Asociación de Defensa de los Consumidores y Usuarios de la Argentina and other plaintiffs (17284/2024)

In October 2024, ADCUA, jointly with Unión de Consumidores de Argentina, Asociación de Consumidores y Usuarios de la Argentina, and Asociación Protección Consumidores del Mercado Común del Sur, brought an action against edenor, Edesur S.A., Naturgy Ban S.A., the ENRE, the ENERGAS and the National Industry and Commerce Secretariat (SIyC) in Federal Court in Administrative Matters No. 3 claiming, as the main question at issue, compliance by public service providers with SIyC Resolution No. 267/24, which prohibits the collection through the bill of charges unrelated to the services contracted by the user. In this regard, the plaintiffs requested that a precautionary measure be granted ordering the defendants to re-bill customers and comply with Resolution No. 267/24.

The Company entered an appearance and on December 20, 2024, the Court partially rejected the requested precautionary measure, ruling that in the case that Resolution No. 267/24 is not applied due to the existence of precautionary measures, this fact must be included in the bills issued by public service providers. The Company has filed an appeal against this precautionary measure, on which no decision has yet been rendered.

On February 18, 2025, the National Court of Appeals in Federal Administrative Matters ordered the remand of the case to the court of original jurisdiction for service on the opposing parties of the assignments of error filed by both the plaintiffs and the defendants, prior to its referral back to the higher court.

Furthermore, on March 6, 2025, edenor responded to the assignments of error filed by the Federal Government and the plaintiff. Subsequently, the case was referred back to the Court of Appeals

On March 18, 2025, the plaintiff filed a motion with the Court of Appeals to supplement the record with newly discovered facts, citing final judgments that dismissed multiple actions for the protection of a constitutional right (“amparos”) filed by municipalities regarding the application of Resolution 267/2024; as a result, the case was remanded to the court of original jurisdiction. On May 7, 2025, the lower court denied the motion regarding the alleged new facts.

Finally, on July 14, 2025, the case was referred to the Appellate Court so that the appeal filed could be considered.

The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Claim of the City of Buenos Aires Tax Authorities (“AGIP”). Assessment Resolution No. 3417/2017

On December 5, 2017, the AGIP claims alleged differences in the contribution that impacts electric power companies. The difference is based on the content of the contribution’s taxable base, which in the AGIP’s opinion, is made from the Company’s monthly income deriving from sales, without admitting the deduction for the sale of energy to railway companies provided for in the federal laws governing the contribution. The main objections made by the AGIP are the following: a) challenged the tax returns for the 2011-2013 tax periods; b) assessed the resulting tax for the 2011-2013 tax periods, plus interest; c) provided that for the income obtained in connection with the activity of “distribution of electricity and sale services” the Company should pay the aforementioned contribution for the referred to fiscal years at the rate of 6%; and (d) imposed fines.

On January 18, 2018, the Company filed a post-judgement motion for reversal, which was rejected on July 4, 2019. Against this denial, the Company filed an appeal before a higher administrative authority (“recurso jerárquico”). At the date of issuance of these consolidated financial statements, the AGIP has issued no resolution in regard to this appeal.

- Federal Administration of Public Revenues (“AFIP”) – Difference in contribution rate to the Single Social Security System (“SUSS”) (executive order 814/2001) for 12/2011- 11/2019 fiscal periods

The Company, based on the opinion (pronouncements) of its legal advisors in 2011, decided to apply the reduced rate for contributions to the SUSS set forth in section 2, sub-section b) of Executive Order No. 814/2001 as it is a corporation in which the Sustainability Guarantee Fund, managed by the ANSES, holds an interest.

In 2021, following a tax audit, the AFIP issued three resolutions determining differences in contribution rates for the periods from December 2011 to November 2019, rejecting the application of the benefit. The Company appealed these determinations before the Federal Social Security Court of Appeals, supporting its position on the nature of ANSES-FGS as shareholder, its participation on the Board of Directors, the State’s involvement in the Supervisory Committee, and favorable case law precedents in similar cases.

Subsequently, within the framework of the Exceptional Regularization Regime, pursuant to Section 3 of the Law on Tax Measures and Section 35 of AFIP General Resolution No. 5525/2024, edenor withdrew its claims and, upon payment of the final installment provided therein, the following proceedings were terminated: (i) Edenor S.A. v. AFIP – Challenge of Debt, File No. 20408/2021 (CI 25,329) (OI No. 1,578,472 – tax periods 12/2011 to 12/2016); (ii) Edenor S.A. v. AFIP – Challenge of Debt, File No. 11840/2021 (CI 25,329) (OI No. 1,806,371 – tax periods 01/2017 to 06/2019); and (iii) Edenor S.A. v. AFIP – Social Security Contributions (CI 24,920) (OI No. 1,893,337 – tax periods 07/2019 to 11/2019 – File No. CSS 053731/2022).

At the date of issuance of these consolidated financial statements, edenor settled the tax amnesty plan in full.

- National Regulatory Authority for the Distribution of Electricity, Proceeding for the Determination of a Claim” (Court record No. 16/2020)

In 2021, the ENRE filed a complaint against the Company in connection with the Issuer’s compliance with the “Law on Agreement Renegotiation” concerning discrepancies related to the payment date of certain penalties that were reimbursed to the Company’s users in a timely manner.  The evidentiary period concluded and, on September 18, 2025, the court adopted a procedural measure to clarify and/or supplement the evidence (“medida de mejor proveer”) prior to rendering judgement. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

On May 4, 2021, the Company was served notice of a complaint filed by the ENRE in connection with edenor‘s compliance with captions 9.2.1 and 9.2.2 of the “Agreement on the Renegotiation of the Concession Agreement” for discrepancies arising from the payment date of certain penalties included therein.

The Company has answered the complaint, the evidentiary period has concluded, and closing briefs have been submitted, with the case being ready for judgment; however, prior to its submission for judgment, the judge has adopted procedural measures to clarify and/or supplement evidence (“medidas de mejor proveer”), which are currently underway. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- AFIP’s tax claim for Income Tax, Undocumented outflows and VAT

The AFIP initiated a verification process to assess differences in connection with the VAT, undocumented outflows and the income tax, at the request of the Court hearing the case entitled “García Veronica Elizabeth and other defendants, Fraudulent tax evasion and Violation of law 24,769 – Prosecutor AFIP and other plaintiffs” (Case No. 58258/2017”), for bills issued by certain former Company suppliers, considered in such proceedings to be “usinas mixtas” (companies used as real and fake invoice plants).

On April 12, 2024, as a consequence of the analysis of the submitted expert’s report, Federal Court in Criminal Matters of San Martín No. 1 rendered judgment, stating that the investigation is exhausted and that as a result thereof not only the execution of the works and transactions documented in the billing declared in the 2017-2018 period by edenor to the tax collecting agency, but also the existence and operating capacity of both contractors to manage and carry out the works paid by edenor was verified, acquitting the Company, the Company’s former chairman and former Board of Directors members, CYSE S.A., and Fuentes y Asociados S.A. of the criminal charges related to this case. On August 6, 2024, this decision was confirmed by the Appellate Court, ordering the dismissal of the charges against edenor and its directors.

Subsequently, on August 23, 2024, Courtroom II granted the appeal filed by the ARCA (Argentina’s Revenue and Customs Control Agency), solely regarding the application of the law.

On December 23, 2025, Courtroom I of the Federal High Court of Criminal Appeals (“Cámara Federal de Casación Penal”) rejected the extraordinary appeal on points of law (“recurso de casación”) filed by the private prosecution (ARCA), with costs. As no appeal to the Supreme Court was filed by the latter, the Federal Court’s ruling—that had affirmed the dismissal with prejudice issued by the San Martín Federal Judge—is now final and conclusive.

-  Protección a los Consumidores y Usuarios de la República Argentina Asociación Civil (Procurar) – Class action for the protection of a constitutional right (“amparo colectivo”)

Protección a los Consumidores y Usuarios de la República Argentina Asociación Civil, jointly with two users domiciled in the District of San Martín, brought an action against the Company, the Energy Secretariat (SE) and CAMMESA.

In that framework, a provisional measure was issued, pursuant to which: (i) the Company was ordered to refrain from paying CAMMESA any amounts earmarked for the carrying out of the investments necessary for ensuring the appropriate quality of the electricity service; and (ii) CAMMESA was ordered to refrain, both from judicially claiming payment by the Company for the energy supplied and/or to be supplied in the future to edenor, and from issuing any precautionary measure affecting the latter’s equity, as a result of energy supplied, maintaining the normal and regular dispatch of energy, affecting neither the continuity nor the quality of the public service the distributor must provide to its customers. The court allowed the Company to extend the effects of the provisional measure until February 25, 2025.

Subsequently, the subject matter of the complaint was considered moot due to the existence of a payment regularization agreement with CAMMESA. Notwithstanding this, Procurar filed an amended complaint to include a new fact. The court ordered that notice of the complaint be served upon the defendants and issued a provisional measure (“medida interina” -specific form of provisional measure granted in disputes in which the Federal Government or a government agency is a party to the case-), directing the defendants to not only ensure, while the 'Almacenamiento AlmaGBA' program is in effect, that the electricity rate schedule fully includes the seasonal prices necessary to cover the cost associated with the Storage Generation Agreement with MEM Distributors for the AMBA, in accordance with the provisions of section 6 of SE Resolution No. 67 dated February 14, 2025, and section 40 of Law No. 24,065, but also refrain, where applicable, from directly and/or indirectly affecting the revenues recognized in favor of edenor pursuant to the Five-Year Electricity Rate Review, approved by ENRE Resolution No. 304/2025, with additional or incremental costs that are not transferable to tariffs.

Finally, following the submission of the reports required under section 4 of Law 26,854 (Precautionary measures against the State) and the filing of the answer to the complaint on February 20, 2026, the Judge resolved to declare the matter that prompted the filing of the action moot, with each party to bear its own costs.

- Energy Secretariat vs EDESUR SA and Another, Proceeding for the Determination of a Claim

On September 21, 2021, the National Economy Ministry issued Resolution No. 590/2021, declaring contrary to the public interest the “Agreement on the Regularization of Obligations for the Transfer of Concession Holders to the Local Jurisdictions” entered into on May 10, 2019 by the Energy Government Secretariat—in representation of the Federal Government—, the Company, and Edesur S.A. Such declaration requires that the Agreement be declared null and void in court, and, in that framework, on October 24, 2024, the Company was served notice of the complaint pending in Court having jurisdiction in Federal Administrative Matters No. 8, Clerk’s Office No. 15. At the Company’s request, the Court declared the termination of the action by lapse of time. In this regard, it cannot be verified if an appeal has been filed by the Federal Government within the timeframe and under the formalities prescribed by law.

On September 11, 2025, the Company answered the complaint in due time and in proper form and filed a counterclaim regarding the regulatory asset involved in the 'Agreement on the regularization of obligations for the transfer of concession holders to the local jurisdictions.' At present, the matter is at issue.

The Company believes there exist reasonable grounds to believe that the complaint should not prevail, and, if that proves not to be the case, that the counterclaim should be upheld.

- ENRE vs EDENOR, Summary Proceedings in connection with Resolution No. 198/18

The Company must meet certain quality standards that are monitored by the ENRE on a semiannual basis. In the framework of this regulatory system, when those quality standards are not met, the ENRE imposes fines and penalties. All the fines and penalties are paid in due time. In this particular case, the ENRE imposed an additional penalty on the Company that was not included among those provided for under the original regulatory framework; therefore, the Company filed an appeal to the Supreme Court, arguing that such penalty was imposed based on a number of service quality-related concepts for which the Company had already been penalized, thereby constituting a duplication of concepts. These proceedings, which are pending in Federal Court in Fiscal Enforcement Matters No. 5, Clerk’s Office No. 17, refer to the quality of the technical service provided to Company users between March and August 2024. On July 18, 2025, judgment was rendered against the Company, which is final. As of December 31, 2025, the Company has recorded a provision for this action in the amount of $ 6,426, plus expenses and legal costs.

At the date of issuance of these consolidated financial statements, a payment plan for principal and interest—calculated at the Banco de la Nación Argentina lending rate—has been agreed upon, payable in thirty equal, monthly, and consecutive installments.

- Sua Sponte Assessment of the Personal Assets Tax – Resolution No. 154/2025

On September 29, 2025, the Tax Collection and Customs Control Agency (ARCA) notified the Company -through Resolution No. 154/2025 (DV RRGC)- of a sua sponte assessment of the Personal Assets Tax - Shares and Equity Interests for the 2019 Fiscal Period in the amount of $ 34. This assessment has been appealed by edenor before the National Tax Court, on the basis of solid grounds that support the Company's position.